                                                                     Rule 497(e)
                                                       Registration No. 33-11371
                                                               File No. 811-4982

                              HEARTLAND GROUP, INC.

                                Select Value Fund
                                 Value Plus Fund
                                   Value Fund
                                  ____________

                        Supplement Dated December 7, 2001
                                       To
                          Prospectus Dated May 1, 2001

     Select Value Fund. As of December 1, 2001, the voluntary undertaking by Heartland Advisors, Inc. ("Heartland Advisors") to reimburse expenses and waive fees for the Select Value Fund, as described on pages 6, 8 and 9 of the prospectus, will no longer be in effect.

     New Distributor for the Funds. Effective on or about January 1, 2002, Heartland Investment Services, LLC will be the principal underwriter and distributor of shares of each of the Heartland Select Value, Value Plus and Value Funds (the "Funds"). Heartland Investment Services, LLC, 3435 Stelzer Road, Suite 1000, Columbus, OH 43219, is an indirect wholly-owned subsidiary of The BISYS Group, Inc. Heartland Investment Services, LLC is an affiliate of the Funds' transfer agent, BISYS Fund Services Ohio, Inc. Heartland Advisors, Inc. will remain the Fund's distributor until the change is effected.

     Investment Instructions. Beginning October 22, 2001, BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as transfer and dividend disbursing agent for the Funds. As a result, instructions for investing with the Funds, including wire and mail instructions have changed. New instructions may be found on page 2 and 3 of this supplement. These instructions supersede the instructions found on pages 15 and 16 of the prospectus. Please be sure to note these new instructions when purchasing, exchanging or redeeming shares.

     Exchanging Shares. Beginning October 22, 2001, the money market fund available for investment by exchange to or from the Fund (see page 18 of the prospectus) is the BNY Hamilton Treasury Money Fund (the "Money Fund"). Shares of the Money Fund purchased by exchange from the Fund are purchased at the net asset value of the Money Fund on the same day as the shares of the Fund are redeemed; however, shares of the Fund purchased by exchange from the Money Fund are purchased at the net asset value of the Fund on the next business day of the Fund after the shares of the Money Fund are redeemed. Investments in the Money Fund are subject to the terms and conditions of that fund's prospectus, which can be obtained from the Funds' distributor. The Money Fund pays to the Funds' distributor a fee of up to 0.50% of the Money Fund's average daily net assets representing shares with respect to which the Funds' distributor provides account servicing, record keeping and distribution services./1/

     IRAs. Beginning October 22, 2001, the custodian for the IRA plan offered to investors in the Funds is Fifth Third Bank. The custodian charges an annual maintenance fee of $15.00 per Fund account. No other fees are charged by the custodian to IRA account holders. For further information about IRA investments, please see page 19 of the prospectus.

                                   -continued-
                                  1.800.HEARTLN
                                (1.800.432.7856)
                             www.heartlandfunds.com


__________________________
/1/ The change in Money Fund also applies to the money market fund available for investment of income or capital gains distributions form any of the Funds referred to under "Early Redemption Fee" on page 18 of the prospectus.

                                  How To Invest
                        Instructions For Regular Accounts

HOW MAY WE HELP YOU?                  HOW TO INVEST BY TELEPHONE                   SELL SHARES
---------------------------------     ------------------------------------------
1.800.432.7856                        ADD TO AN ACCOUNT                            Write a letter of instruction that
                                                                                   includes:
www.heartlandfunds.com                Telephone Purchase by Electronic Funds
                                      Transfer Available for additional            .     the names and signatures of
Make a check payable to:              investments of $100 to $25,000. Your               all account holders
Heartland Funds                       account will be charged a service fee        .     your Heartland account number
                                      (currently $8.00) if an electronic funds     .     the amount in dollars or
ADDRESSES                             transfer cannot be processed due to                shares you want to sell
---------------------------------     insufficient funds or a stop transfer.       .     how and where to send the
Mailing Address                       Contact us for a Bank Options Form.                proceeds
---------------
Heartland Funds                       Wire Have your bank send your investment     We will mail the proceeds to the
P.O. Box 182304                       to Huntington National Bank with these       address on the account unless
Columbus, OH 43218-2304               instructions:                                otherwise requested. A signature
                                                                                   guarantee may be required.
Overnight Delivery                    .     ABA #044000024
------------------                    .     A/C #01892134620                       Mail the letter of instruction.
Heartland Funds                       .     CREDIT TO: Heartland (name of fund)
3435 Stelzer Road                     .     your Heartland account number          NOTE: See page 3 for special
Columbus, OH 43219                    .     name(s) of investor(s)                 information on redemptions from IRA
                                                                                   accounts.
CONCEPTS TO UNDERSTAND                SELL SHARES
----------------------                                                             HOW TO INVEST AUTOMATICALLY
                                                                                   ---------------------------
Wire Transfer: The fastest way to     Check Call us to request your redemption.
transfer money from one financial     A check will be mailed to the address on     OPEN AN ACCOUNT
institution to another. Your bank     the account. Express mail delivery is
may charge a fee to send or receive   available on request for an additional       Complete the application form,
a wire transfer. Mail the letter      charge (currently $12.00).                   including Automatic Investment Plan
of Instruction.                                                                    section, and return it with your
                                      Wire or Electronic Funds Transfer These      investment (minimum of $50 per
Electronic Funds Transfer:            services must be pre-authorized in           transaction).
Transferring money to your bank       writing. To add these services, call us
account electronically may take up    to request an account maintenance form.      ADD TO AN ACCOUNT
to eight business days to clear.      Once the Fund has your bank account
EFT usually is available without a    information on file, call us to request      All Services Call us to request a
fee at all Automated Clearing House   your redemption. Proceeds will be wired      form to add the Automatic
(ACH) banks. Establishing EFT         or transferred electronically to your        Investment Plan (minimum of $50 per
services requires approximately 15    bank. For wires, your account will be        transaction) to your account.
days.                                 charged a service fee (currently $6.50).     Complete and return the form along
                                                                                   with any other required materials.
                                      Telephone and Wire Redemptions are subject
                                      to a $1,000 minimum.                         SELL SHARES

                                      HOW TO INVEST IN WRITING                     Systematic Withdrawal Plan Call us
                                      ------------------------------------------   to request an account maintenance
                                                                                   form to add the plan. Complete the
                                      OPEN AN ACCOUNT                              form, specifying the amount and
                                                                                   frequency of withdrawals you would
                                      Mail a completed application form and a      like.
                                      check.
                                                                                   HOW TO INVEST VIA THE
                                      ADD TO AN ACCOUNT                            INTERNET
                                                                                   -------------------------------
                                      Fill out the Additional Investment Form
                                      attached to your statement and send with a   Computer Visit the Heartland web
                                      check. Write your Heartland account number   site www.heartlandfunds.com and
                                      on your check.                               follow the instructions to download
                                                                                   an account application.
                                      Mail the form and the check.

                                  How To Invest
                          Instructions For IRA Accounts

HOW MAY WE HELP YOU?                  HOW TO INVEST BY TELEPHONE                   HOW TO INVEST AUTOMATICALLY
---------------------------------     ------------------------------------------   ---------------------------
1.800.432.7856                        ADD TO AN ACCOUNT                            OPEN AN ACCOUNT

www.heartlandfunds.com                Telephone Purchase by Electronic Funds       Complete the IRA application form
                                      Transfer Available for additional            and Automatic Investment Plan
Make a check payable to:              investments of $100 to $25,000. Your         application, and return them with
Heartland Funds                       account will be charged a service fee        your investment (minimum of $50 per
                                      (currently $8.00) if an electronic funds     transaction).
ADDRESSES                             transfer cannot be processed due to
---------------------------------     insufficient funds or a stop transfer.       ADD TO AN ACCOUNT
                                      Contact us for a Bank Options Form.
Mailing Address                                                                    All Services Call us to request a
---------------                       Wire Have your bank send your investment     form to add the Automatic
                                      to Huntington National Bank with these       Investment Plan (minimum of $50 per
Heartland Funds                       instructions:                                transaction) to your account.
P.O. Box 182304                                                                    Complete and return the form along
Columbus, OH 43218-2304               .   ABA #044000024                           with any other required materials.
                                      .   A/C #01892134620
Overnight Delivery                    .   CREDIT TO: Heartland (name of fund)      SELL SHARES
------------------                    .   your Heartland account number
Heartland Funds                       .   name(s) of investor(s)                   Systematic Withdrawal Plan Call us
3435 Stelzer Road                                                                  to request an account maintenance
Columbus, OH 43219                    SELL SHARES                                  form to add the plan. Complete the
                                                                                   form, specifying the amount and
CONCEPTS TO UNDERSTAND                IRA redemptions must be requested in         frequency of withdrawals you would like.
---------------------------------     writing.
                                                                                   HOW TO INVEST VIA THE
Wire Transfer: The fastest way to                                                  INTERNET
transfer money from one financial     HOW TO INVEST IN WRITING                     -------------------------------------
institution to another. Your bank     ------------------------------------------
may charge a fee to send or receive   OPEN AN ACCOUNT                              Computer Visit the Heartland web
a wire transfer.                                                                   site www.heartlandfunds.com and
                                      Complete and return an IRA application       follow the instructions to download
Electronic Funds Transfer:            form, and a check or IRA transfer form.      an IRA account application.
Transferring money to your bank       For direct rollovers of assets from
account electronically may take up    employer-sponsored qualified plans, mail a
to eight business days to clear.      completed IRA application.
EFT usually is available without a
fee at all Automated Clearing House   ADD TO AN ACCOUNT
(ACH) banks. Establishing EFT
services requires approximately 15    Fill out the Additional Investment Form
days.                                 attached to your statement and send with a
                                      check. Write your Heartland account number
                                      on your check.

                                      Mail the form and the check.

                                      SELL SHARES

                                      Write a letter of instruction that
                                      includes:

                                      .   the names and signature of account
                                          holder
                                      .   your Heartland account number
                                      .   the fund name
                                      .   the amount in dollars or shares you
                                          want to sell
                                      .   how and where to send the proceeds
                                      .   whether the distribution is qualified
                                      .   whether taxes should be withheld (we
                                          will withhold 10% if you do not give
                                          us instructions)

                                      We will mail the proceeds to the address on the account unless otherwise requested.
                                      A signature guarantee may be required.
                                      Express mail delivery is available per
                                      request for an additional charge
                                      (currently $12.00).

                                      Mail the letter of instruction.


                                        3